Income Tax Expense - Disclosure of Income Tax Expense Benefit (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2021
Current tax
Current tax on profits for the fiscal year		$ 34		$ 33
Total current tax expense		34		33
Deferred income tax
Decrease in deferred tax assets	$ (2,326,468)	244,144		358,825
Decrease in deferred tax liabilities	2,326,468	(244,144)		(358,825)
Total deferred tax (benefit)/expense		0		0
Income tax expense	$ 0	$ 34	[1]	$ 33	[1]

[1]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.